Schedule H, line 4i - Schedule of Assets (Held at End of Year) - Plan Name and Number (Details) - EBP 203	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	41-0580470
Plan number	203